Income Tax - Schedule of Income Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Income Tax - Schedule Of Deferred Tax Assets And Liabilities
Deferred taxes	€ (269)	€ (2,606)	€ 10,400
Actual income taxes	(56)	25	(9)
Total income taxes	€ (326)	€ (2,581)	€ 10,391